--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

                   REGISTRATION STATEMENT (NO. 33-34494) UNDER
                           THE SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 25

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 26

                        VANGUARD INSTITUTIONAL INDEX FUND
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


                IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
             ON APRIL 30, 2001, PURSUANT TO PARAGRAPH (B) OF RULE 485.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The prospectus for Vanguard Institutional Total Stock Market Index Fund is incorporated by reference from the prior filing of the 23rd Post-Effective Amendment to the Trust's Registration Statement on Form N-1A.

                                            VANGUARD(R) INSTITUTIONAL INDEX FUND

                                            VANGUARD(R) U.S. STOCK INDEX FUNDS

                                INSTITUTIONAL SHARES & INSTITUTIONAL PLUS SHARES APRIL 30, 2001

This prospectus
contains financial data
for the Funds through
the fiscal year ended
December 31, 2000.

STOCK

prospectus

                           INSTITUTIONAL SHARES AND INSTITUTIONAL PLUS SHARES OF

                                               VANGUARD INSTITUTIONAL INDEX FUND


                                                         INSTITUTIONAL SHARES OF

                                          VANGUARD TOTAL STOCK MARKET INDEX FUND

                                             VANGUARD EXTENDED MARKET INDEX FUND

                                                     VANGUARD MID-CAP INDEX FUND

                                                   VANGUARD SMALL-CAP INDEX FUND

                                                       VANGUARD VALUE INDEX FUND

                                             VANGUARD SMALL-CAP VALUE INDEX FUND

                                                      VANGUARD GROWTH INDEX FUND

                                            VANGUARD SMALL-CAP GROWTH INDEX FUND

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accurace or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[THE VANGUARD GROUP(R) LOGO]

VANGUARD INSTITUTIONAL INDEX FUND
VANGUARD U.S. STOCK INDEX FUNDS
Prospectus
April 30, 2001

--------------------------------------------------------------------------------
 CONTENTS
--------------------------------------------------------------------------------
  1 FUND PROFILES

     1 Vanguard Institutional Index Fund

     4 Vanguard Total Stock Market Index Fund

     6 Vanguard Extended Market Index Fund

     9 Vanguard Mid-Cap Index Fund

    12 Vanguard Small-Cap Index Fund

    15 Vanguard Value Index Fund

    18 Vanguard Small-Cap Value Index Fund

    21 Vanguard Growth Index Fund

    24 Vanguard Small-Cap Growth Index Fund

 27 MORE ON THE FUNDS

 33 THE FUNDS AND VANGUARD

 34 INVESTMENT ADVISER

 35 DIVIDENDS, CAPITAL GAINS, AND TAXES

 37 SHARE PRICE

 37 FINANCIAL HIGHLIGHTS

 44 INVESTING WITH VANGUARD

    44 Buying Shares

    45 Redeeming Shares

    47 Other Rules You Should Know

    50 Fund and Account Updates

    51 Contacting Vanguard

 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE CLASSES

Each of the Vanguard U.S. Stock Index Funds offers more than one class of shares. This prospectus offers Institutional Shares for all of the Funds (except the 500 Index Fund) as well as Institutional Plus Shares for Vanguard Institutional Index Fund. Institutional Shares have an investment minimum of $10 million and generally are not available through financial intermediaries or retirement plans receiving special administrative services from Vanguard. For Institutional Plus Shares, the investment minimum is $200 million.

Please call Vanguard at 1-800-662-7447 to obtain a separate prospectus that offers Investor Shares for all of the Vanguard U.S. Stock Index Funds (but the Vanguard Institutional Index Fund) as well as Admiral Shares for six of the Funds. Investor Shares and Admiral Shares have investment minimums of $3,000 ($1,000 for IRAs) and $250,000, respectively.

The Funds' separate share classes have different expenses; as a result, their investment performances will vary. ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INSTITUTIONAL SHARES, UNLESS OTHERWISE NOTED.
--------------------------------------------------------------------------------

1

FUND PROFILE--VANGUARD(R) INSTITUTIONAL INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500 Index, which is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISK
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how performance of the Fund's Institutional Shares has varied from one calendar year to another over the past ten years. The table shows how average annual total returns for the Fund compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
     Note: The Fund's Institutional Plus Shares perform almost the same as the Fund's Institutional Shares. The two share classes invest in the same portfolio of securities so their returns differ only to the extent that their operating expenses differ.

      ----------------------------------------------------
           ANNUAL TOTAL RETURNS--INSTITUTIONAL SHARES
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 40%]
                     1991              30.34%
                     1992               7.54%
                     1993              10.02%
                     1994               1.31%
                     1995              37.60%
                     1996              23.06%
                     1997              33.36%
                     1998              28.79%
                     1999              21.17%
                     2000              -8.95%
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 21.43% (quarter ended December 31, 1998), and the lowest return for a quarter was -9.92% (quarter ended September 30, 1998).

      -------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
      -------------------------------------------------------------------
                                           1 YEAR   5 YEARS      10 YEARS
      -------------------------------------------------------------------
      Vanguard Institutional Index Fund
       Institutional Shares                 -8.95%   18.45%      17.49%
      S&P 500 Index                         -9.10    18.33       17.46
      -------------------------------------------------------------------

      -------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
      -------------------------------------------------------------------
                                                1 YEAR   SINCE INCEPTION*
      -------------------------------------------------------------------
      Vanguard Institutional Index Fund
       Institutional Plus Shares                -8.92%        12.89%
      S&P 500 Index                             -9.10         12.71
      -------------------------------------------------------------------
      *July 7, 1997.
      -------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

                                           INSTITUTIONAL        INSTITUTIONAL
                                                  SHARES          PLUS SHARES
                                                  ------          -----------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:           None                 None
Transaction Fee on Purchases:                       None*                None*
Sales Charge (Load) Imposed on
Reinvested Dividends:                               None                 None
Redemption Fee:                                     None                 None
Exchange Fee:                                       None                 None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                               0.05%               0.025%
12b-1 Distribution Fee:                             None                 None
Other Expenses:                                       0%                   0%
 TOTAL ANNUAL FUND OPERATING EXPENSES:             0.05%               0.025%

*The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-----------------------------------------------------------------
                           1 YEAR  3 YEARS   5 YEARS    10 YEARS
-----------------------------------------------------------------
Institutional Shares         $5      $16       $28        $64
Institutional Plus Shares     3        8        14         32
-----------------------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

3

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                    NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March, Institutional Shares--InstIdx June, September, and December; capital gains, Institutional Plus
if any, are distributed annually in December.   Shares--InstPlus

INVESTMENT ADVISER                             VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,         Institutional Shares--094
since inception                                Institutional Plus Shares--854

INCEPTION DATE                                 CUSIP NUMBER
Institutional Shares--July 31, 1990            Institutional Shares--922040100
Institutional Plus Shares--July 7, 1997        Institutional Plus
                                               Shares--922040209
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2000                              TICKER SYMBOL
$37.2 billion                                  Institutional Shares--VINIX
                                               Institutional Plus Shares--VIIIX
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) TOTAL STOCK MARKET INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over- the-counter market. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISK
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how performance of the Fund's Institutional Shares has varied from one calendar year to another since inception. The table shows how average annual total returns for the Fund's Institutional Shares compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 40%]
                     1998              23.37%
                     1999              23.93%
                     2000             -10.46%
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 21.55% (quarter ended December 31, 1998), and the lowest return for a quarter was -12.05% (quarter ended September 30, 1998).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
      -------------------------------------------------------------------------
                                                    1 YEAR    SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Total Stock Market Index
       Fund Institutional Shares                    -10.46%        12.05%
      Wilshire 5000 Index                           -10.99         11.83
      -------------------------------------------------------------------------
      *July 7, 1997.
      -------------------------------------------------------------------------

5

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Transaction Fee on Purchases:                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.06%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.08%

      *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $8          $26        $44         $98
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      TotStInst
June, September, and December; capital gains, if
any, are distributed annually in December.         VANGUARD FUND NUMBER
                                                   855
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922908801

INCEPTION DATE                                     TICKER SYMBOL
April 27, 1992; Institutional Shares added         VITSX
July 7, 1997

NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2000
$23.2 billion
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) EXTENDED MARKET INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Wilshire 4500 Completion Index, a broadly diversified index of stocks of small and medium-size U.S. companies. The Wilshire 4500 Index contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the Standard & Poor's 500 Index. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how performance of the Fund's Institutional Shares has varied from one calendar year to another since inception. The table shows how average annual total returns for the Fund's Institutional Shares compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 40%]
                     1998               8.45%
                     1999              36.45%
                     2000             -15.41%
      ----------------------------------------------------
      Return figures do not reflect the transaction fee
      imposed on purchases prior to April 1, 2000. If the
      fee were reflected, returns would be less than those
      shown.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 29.63% (quarter ended December 31, 1999), and the lowest return for a quarter was -18.69% (quarter ended December 31, 2000).

7

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
      -------------------------------------------------------------------------
                                             1 YEAR        SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Extended Market
       Index Fund Institutional
       Shares**                              -15.41%             10.13%
      Wilshire 4500 Index                    -15.95               9.82
      -------------------------------------------------------------------------
       *July 7, 1997.
      **Return figures do not reflect the transaction fee imposed on purchases prior to April 1, 2000. If the fee were reflected, returns would be less than those shown.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Transaction Fee on Purchases:                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.08%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.10%

      *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $10         $32        $56         $128
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                    NEWSPAPER ABBREVIATION
Distributed annually in December               ExtndInst

INVESTMENT ADVISER                             VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,         856
since inception
                                               CUSIP NUMBER
INCEPTION DATE                                 922908884
December 21, 1987; Institutional Shares added
July 7, 1997                                   TICKER SYMBOL
                                               VIEIX
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2000
$5.3 billion
--------------------------------------------------------------------------------

9

FUND PROFILE--VANGUARD(R) MID-CAP INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's MidCap 400 Index, which is made up of a group of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how performance of the Fund's Institutional Shares has varied from one calendar year to another since inception. The table shows how average annual total returns for the Fund's Institutional Shares compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 40%]
                     1999              15.41%
                     2000              18.39%
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 17.26% (quarter ended December 31, 1999), and the lowest return for a quarter was -8.20% (quarter ended September 30, 1999).

                                                                              10
      ------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
      ------------------------------------------------------------------
                                            1 YEAR    SINCE INCEPTION*
      ------------------------------------------------------------------
      Vanguard Mid-Cap Index Fund
       Institutional Shares                  18.39%         16.30%
      S&P MidCap 400 Index                   17.51          15.40
      ------------------------------------------------------------------
      *May 21, 1998.
      ------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Transaction Fee on Purchases:                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.10%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.12%

      *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $12         $39        $68         $154
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

11

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         MidCpInst

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   864
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908835
May 21, 1998
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VMCIX
DECEMBER 31, 2000
$1.9 billion
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) SMALL-CAP INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Russell 2000 Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Index is made up of the 2,000 smallest companies from the list of the 3,000 largest U.S. companies. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how performance of the Fund's Institutional Shares has varied from one calendar year to another since inception. The table shows how average annual total returns for the Fund's Institutional Shares compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 40%]
                     1998              -2.50%
                     1999              23.33%
                     2000              -2.56%
      ----------------------------------------------------
      Return figures do not reflect the transaction fee
      imposed on purchases prior to April 1, 2000. If the
      fee were reflected, returns would be less than those
      shown.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 18.64% (quarter ended December 31, 1999), and the lowest return for a quarter was -20.12% (quarter ended September 30, 1998).

13

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
      -------------------------------------------------------------------------
                                           1 YEAR         SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Small-Cap Index
       Fund Institutional
       Shares**                            -2.56%               7.95%
      Russell 2000 Index                   -3.03                7.18
      -------------------------------------------------------------------------
       *July 7, 1997.
      **Return figures do not reflect the transaction fee imposed on purchases prior to April 1, 2000. If the fee were reflected, returns would be less than those shown.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Transaction Fee on Purchases:                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.11%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.13%

      *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $13         $42        $73         $166
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                      NEWSPAPER ABBREVIATION
Distributed annually in December                 SmCapInst

INVESTMENT ADVISER                               VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa., since     857
1989
                                                 CUSIP NUMBER
INCEPTION DATE                                   922908876
October 3, 1960; Institutional Shares added
July 7, 1997                                     TICKER SYMBOL
                                                 VSCIX
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2000
$4.3 billion
--------------------------------------------------------------------------------

15

FUND PROFILE--VANGUARD(R) VALUE INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization value stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Value Index, which includes those stocks of the S&P 500 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how performance of the Fund's Institutional Shares has varied from one calendar year to another since inception. The table shows how average annual total returns for the Fund's Institutional Shares compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 40%]
                     1999              12.67%
                     2000               6.19%
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 10.78% (quarter ended June 30, 1999), and the lowest return for a quarter was -9.22 (quarter ended September 30, 1999).

      -------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
      -------------------------------------------------------------------
                                            1 YEAR     SINCE INCEPTION*
      -------------------------------------------------------------------
      Vanguard Value Index Fund
       Institutional Shares                  6.19%           7.74%
      S&P 500/BARRA Value Index              6.08            7.69
      -------------------------------------------------------------------
      *July 2, 1998.
      -------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Transaction Fee on Purchases:                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.10%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.12%

      *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $12         $39        $68          $154
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

17

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                    NET ASSETS (ALL SHARE CLASSES)
Dividends are distributed quarterly in March,  AS OF DECEMBER 31, 2000
June, September, and December; capital gains, $4.8 billion if any, are distributed annually in December.

INVESTMENT ADVISER                             NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,         ValueInst
since inception
                                               VANGUARD FUND NUMBER
INCEPTION DATE                                 867
November 2, 1992; Institutional Shares added
July 2, 1998                                   CUSIP NUMBER
                                               922908850

                                               TICKER SYMBOL
                                               VIVIX
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) SMALL-CAP VALUE INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization value stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Value Index, which includes those stocks of the S&P SmallCap 600 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small-capitalization value stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's Institutional Shares in the one full calendar year since inception of the Institutional Shares. The table shows how average annual total returns for the Fund's Institutional Shares compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 40%]
                     2000              22.04%
      ----------------------------------------------------
      Return figures do not reflect the transaction fee of
      0.50% imposed on purchases. If the fee were
      reflected, returns would be less than those shown.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 7.75% (quarter ended September 30, 2000), and the lowest return for a quarter was 2.13% (quarter ended June 30, 2000).

19

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
      -------------------------------------------------------------------------
                                                1 YEAR      SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Small-Cap Value Index
       Fund Institutional Shares**               21.43%           23.17%
      S&P SmallCap 600/BARRA Value Index         20.86            22.47
      -------------------------------------------------------------------------
       *December 7, 1999.
      **Return figures reflect the transaction fee of 0.50% imposed on purchases.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Transaction Fee on Purchases:                                      0.50%*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.09%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.04%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.13%

      *The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends or capital gains.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $63         $92       $123         $216
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS               NEWSPAPER ABBREVIATION
Distributed annually in December          SmValInst

INVESTMENT ADVISER                        VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,    865
since inception
                                          CUSIP NUMBER
INCEPTION DATE                            922908785
May 21, 1998; Institutional Shares added
December 7, 1999                          TICKER SYMBOL
                                          VSIIX
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2000
$403 million
--------------------------------------------------------------------------------

21

FUND PROFILE--VANGUARD(R) GROWTH INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization growth stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Growth Index, which includes those stocks of the S&P 500 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks. This is because, compared with other mutual funds, the Fund invests a greater percentage of assets in the stocks of fewer companies. The Fund's performance could also be hurt by:
- Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how performance of the Fund's Institutional Shares has varied from one calendar year to another since inception. The table shows how average annual total returns for the Fund's Institutional Shares compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 40%]
                     1999              28.91%
                     2000             -22.14%
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.21% (quarter ended December 31, 1999), and the lowest return for a quarter was -16.85% (quarter ended December 31, 2000).

      ------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
      ------------------------------------------------------------------
                                            1 YEAR    SINCE INCEPTION*
      ------------------------------------------------------------------
      Vanguard Growth Index Fund
       Institutional Shares                 -22.14%         7.58%
      S&P 500/BARRA Growth Index            -22.08          7.35
      ------------------------------------------------------------------
      *May 14, 1998.
      ------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Transaction Fee on Purchases:                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.10%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.12%

      *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $12         $39        $68         $154
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

23

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                    NET ASSETS (ALL SHARE CLASSES)
Dividends are distributed quarterly in March,  AS OF DECEMBER 31, 2000
June, September, and December; capital gains, $12.8 billion if any, are distributed annually in December.

INVESTMENT ADVISER                             NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,         GrowthInst
since inception
                                               VANGUARD FUND NUMBER
INCEPTION DATE                                 868
November 2, 1992; Institutional Shares added
May 14, 1998                                   CUSIP NUMBER
                                               922908868

                                               TICKER SYMBOL
                                               VIGIX
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) SMALL-CAP GROWTH INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization growth stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Growth Index, which includes those stocks of the S&P SmallCap 600 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how performance of the Fund's Investor Shares has varied from one calendar year to another since inception. The table shows how average annual total returns for the Fund's Investor Shares compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
     Note: This prospectus offers the Fund's Institutional Shares. Performance for the Fund's Investor Shares is shown here because the Institutional Shares don't have a full calendar year of performance. However, the two share classes invest in the same portfolio of securities and will have the same returns except to the extent that their operating expenses differ.

      ----------------------------------------------------
              ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 40%]
                     1999              19.80%
                     2000               1.59%
      ----------------------------------------------------
      Return figures do not reflect the transaction fee of 0.50% imposed on purchases. If the fee were reflected, returns would be less than those shown.
      ----------------------------------------------------

25

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.69% (quarter ended December 31, 1999), and the lowest return for a quarter was -8.29% (quarter ended March 31, 1999).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
      -------------------------------------------------------------------------
                                                  1 YEAR     SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Small-Cap Growth Index
       Fund Investor Shares**                      1.08%           5.60%
      S&P SmallCap 600/BARRA Growth Index          0.57            5.24
      -------------------------------------------------------------------------
       *May 21, 1998.
      **Return figures reflect the transaction fee of 0.50% imposed on purchases.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Transaction Fee on Purchases:                                      0.50%*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.08%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.05%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.13%

      *The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends or capital gains.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $63         $92       $123         $216
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                NEWSPAPER ABBREVIATION
Distributed annually in December           SmGthInst

INVESTMENT ADVISER                         VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,     866
since inception
                                           CUSIP NUMBER
INCEPTION DATE                             922908819
May 21, 1998; Institutional Shares added
May 24, 2000                               TICKER SYMBOL
                                           VSGIX
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2000
$428 million
--------------------------------------------------------------------------------

27

MORE ON THE FUNDS

This prospectus describes risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this LOGO symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a Fund shareholder.
     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote unless those strategies or policies are designated as fundamental.
     Finally, you'll find information on other important features of the Funds.

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
     REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index. The Institutional Index Fund and the Mid-Cap, Value, Small-Cap Value, Growth, and Small-Cap Growth Index Funds employ this method of indexing.
     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than 6,600 separate stocks as of December 31, 2000), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the target index in terms of key risk factors and other characteristics. For stock funds, these include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks. The Total Stock Market, Extended Market, and Small-Cap Index Funds employ this method of indexing.
     Each Fund seeks to provide investment results that correspond to those of its target index. The correlation between the performance of a Fund and its target index is expected to be at least 95%. (A correlation of 100% would indicate perfect correlation.)

     The following table shows the number of stocks held by each Fund, and the number of stocks in its target index, as of December 31, 2000.

      -----------------------------------------------------------
                                  NUMBER OF   NUMBER OF STOCKS IN
      VANGUARD INDEX FUND        STOCKS HELD     TARGET INDEX
      -----------------------------------------------------------
      Institutional                   507              500
      Total Stock Market            3,394            6,638
      Extended Market               3,055            6,147
      Mid-Cap                         406              400
      Small-Cap                     1,896            1,898
      Value                           384              380
      Small-Cap Value                 415              414
      Growth                          122              122
      Small-Cap Growth                187              186
      -----------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS

Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison to such measures as earnings and book value, and these stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------

MARKET EXPOSURE
The Funds invest mainly in common stocks. As a result, they are subject to certain risks.

[FLAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

29

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-cap funds as those holding stocks of companies whose outstanding shares have, on average, a market value exceeding $13 billion; mid-cap funds as those holding stocks of companies with a market value between $1.5 billion and $13 billion; and small-cap funds as those holding stocks of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2000)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS   20 YEARS
----------------------------------------------------------
Best                  54.2%    28.6%    19.9%      17.8%
Worst                -43.1    -12.4     -0.8        3.1
Average               12.9     11.1     11.2       11.2
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2000. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.1%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or these Funds in particular.
     Keep in mind that the S&P 500 Index tracks mainly large-cap stocks. Historically, mid- and small-cap stocks (such as those held by the Total Stock Market, Extended Market, Mid-Cap, Small-Cap, Small-Cap Value, and Small-Cap Growth Index Funds) have been more volatile than--and at times have performed quite differently from--the large-cap stocks of the S&P 500 Index.
     Even indexes that are subsets of the S&P 500 Index--such as the S&P 500/BARRA Value Index and the S&P 500/BARRA Growth Index (the target indexes of the Value and Growth Index Funds)--will not perform in the same way as the broader S&P 500 Index. Historically, stocks of the S&P 500/BARRA Value Index have been less volatile than the stocks found in the broader S&P 500 Index; stocks of the S&P 500/BARRA Growth Index, on the other hand, have displayed somewhat greater short-term volatility than the stocks of the S&P 500 Index. However, both value and growth stocks have the potential at times to be more volatile than the broader market.

[FLAG] EACH FUND IS SUBJECT TO INVESTMENT  STYLE RISK,  WHICH IS THE CHANCE THAT
     RETURNS FROM THE MARKET SECTOR IN WHICH IT INVESTS WILL TRAIL RETURNS FROM OTHER MARKET SECTORS. AS A GROUP, SPECIFIC TYPES OF STOCKS (FOR INSTANCE, SMALL-CAP OR VALUE) TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

RISK OF NONDIVERSIFICATION
[FLAG] Each of the U.S. Stock Index Funds holds the largest stocks in its target index in approximately the same percentages as those stocks are represented in its index. When a target index becomes less diversified, a fund that tracks that index similarly becomes less diversified. This has happened to the GROWTH INDEX FUND. Because of the rapid appreciation of certain stocks in its target index, the Fund's top four holdings have at times represented more than 25% of its total assets. By tracking its target index, the Fund technically has become "nondiversified" under SEC standards, although it continues to hold more than 100 stock positions in a variety of market sectors. As the market values of the Fund's largest holdings rise and fall, there may be times when the Fund is diversified under SEC standards and other times when it is not. Shareholders in Vanguard Growth Index Fund are subject to the risk that the Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks.
     In the unlikely event that the target index of any of the other Vanguard U.S. Stock Index Funds becomes dominated by just a few companies, shareholders in that Fund would similarly be subject to the risk of nondiversification.

OTHER INVESTMENT POLICIES AND RISKS
Each Fund reserves the right to substitute a different index for the index it currently tracks. This could happen if the current index were discontinued, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same general market (large-, mid-, or small-cap, growth, or value) as the current index.
     Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that make up the index it tracks. It is not expected that any Fund will invest more than 5% of its assets in foreign securities.
     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, TRADITIONAL INVESTMENTS.

     To track their target indexes as closely as possible, the Funds attempt to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Funds may invest in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for

31

another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).
     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.
     The reasons for which a Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

TRANSACTION FEES
Some Vanguard index funds charge a transaction fee on purchases of their shares, including shares purchased by exchange from other Vanguard funds. Funds incur trading costs when they invest new cash; these costs run higher for funds that invest in small-company stocks. Transaction fees ensure that these trading costs are borne by the shareholders responsible for the new cash. Without these fees, high trading costs would prevent some funds from tracking their target indexes so closely.
     At Vanguard, all transaction fees are paid directly to the fund itself (unlike a sales charge or load that non-Vanguard funds may impose to compensate their sales representatives). Purchases that result from reinvested dividends or capital gains are not subject to transaction fees.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading. Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
- Vanguard U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, and Growth and Income Fund generally do NOT accept exchanges by telephone or fax, or online. (IRAs and other retirement accounts are not subject to this rule.)
- Certain Vanguard funds, including the Small-Cap Value and Small-Cap Growth Index Funds, charge transaction fees on share purchases. Other Vanguard funds charge transaction fees on share redemptions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

TURNOVER RATE
Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, index-oriented funds sell securities only in response to redemption requests or changes in the composition of a target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes--such as the S&P 500 Index--typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared with actively managed stock funds) because the indexes they track are the most likely to change as a result of companies merging, growing, or failing. The FINANCIAL HIGHLIGHTS section of this prospectus shows historic turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

33

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of December 31, 2000, the average turnover rate for passively managed domestic equity index funds investing in common stocks was approximately 41%;
for all domestic stock funds, the average turnover rate was approximately 97%, according to Morningstar, Inc.
--------------------------------------------------------------------------------

PENDING LEGAL PROCEEDINGS
On June 8, 2000, Vanguard was sued by McGraw-Hill over Vanguard's right to use certain Standard & Poor's (S&P) trademarks and other intellectual property owned by McGraw-Hill. The suit currently is pending in the federal district court for the Southern District of New York. The suit requests, among other things: monetary damages; injunctive relief that would prevent Vanguard from using S&P indexes and S&P trademarks in connection with Vanguard's potential offering of an exchange-traded class of shares of the Funds; and declaratory relief that McGraw-Hill is entitled to terminate the license agreement that grants Vanguard the right to use certain S&P indexes and S&P trademarks. Vanguard believes that it should prevail in these proceedings; however, there is no assurance that it will do so.

THE FUNDS AND VANGUARD

Each Fund (except the Institutional Index Fund) is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $530 billion. All funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to its member funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each member fund pays its allocated share of The Vanguard Group's marketing costs.
     Vanguard Institutional Index Fund is not a member of The Vanguard Group, but is administered by Vanguard and pays Vanguard a fee to provide management, advisory, marketing, and other services.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

                                                                              34
INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser through its Quantitative Equity Group. As of December 31, 2000, Vanguard served as adviser for about $386.4 billion.
     Vanguard pays for all of the Institutional Index Fund's expenses (except taxes and brokerage commissions). In turn, the Fund pays Vanguard a monthly management fee based on an annual rate of 0.05% of the average daily net assets of the Institutional Shares and 0.025% of the average daily net assets of the Institutional Plus Shares. Vanguard manages the other Funds on an at-cost basis, subject to the control of the trustees and officers of the Funds.
     For the fiscal year ended December 31, 2000, the advisory expenses of the U.S. Stock Index Funds represented an effective annual rate of less than 0.005% (less than 0.02% for Small-Cap Value and Small-Cap Growth Index Funds) of each Fund's average net assets.
     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' portfolio securities, and to obtain the best available price and most favorable execution for all transactions. Also, the Funds may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.
     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Funds.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The manager primarily responsible for overseeing the Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

35

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends for the Institutional Index Fund (Institutional and Institutional Plus Shares) and the Total Stock Market, Value, and Growth Index Funds generally are distributed in March, June, September, and December; income dividends for the Extended Market, Mid-Cap, Small-Cap,
Small-Cap Value, and Small-Cap Growth Index Funds generally are distributed in December. Capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental dividend or capital gains ditributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
- Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should avoid buying shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

GENERAL INFORMATION
BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not: n provide us with your correct taxpayer identification number; n certify that the taxpayer identification number is correct; and n confirm that you are not subject to backup withholding. Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at Vanguard.com and review the area entitled "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

37

SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Funds will not transact purchase or redemption requests. However, on those days the value of a Fund's assets may be affected to the extent the Fund's foreign securities trade on markets that are open.
     Stocks held by a Vanguard fund are valued at their market value when market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
     When market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is used, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual reports to shareholders. You may have these annual reports sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Institutional Index Fund Institutional Shares as an example. The Fund began fiscal 2000 with a net asset value (price) of $134.02 per share. During the year, the Fund earned $1.403 per share from investment income (interest and dividends). There was a decline of $13.303 per share in the value of investments held or sold by the Fund, resulting in a net decline of $11.90 from investment operations.

Shareholders received $1.40 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

Investment losses ($11.90 per share) plus the distributions ($1.40 per share) resulted in a share price of $120.72 at the end of the year. This was a decrease of $13.30 per share (from $134.02 at the beginning of the year to $120.72 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -8.95% for the year.

As of December 31, 2000, the Fund had $26.4 billion in net assets. For the year, its expense ratio was 0.06% ($0.60 per $1,000 of net assets); and its net investment income amounted to 1.10% of its average net assets. It sold and replaced securities valued at 11% of its net assets.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                         VANGUARD INSTITUTIONAL INDEX FUND
                                                INSTITUTIONAL SHARES
                                              YEAR ENDED DECEMBER 31,
                        ----------------------------------------------------------------
                           2000          1999          1998          1997          1996
----------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR      $134.02       $112.85       $ 89.56        $68.86        $57.93
----------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income    1.403         1.501         1.429         1.391          1.38
 Net Realized and
  Unrealized Gain (Loss)
  on Investments        (13.303)       22.143        24.177        21.415         11.90
                        ----------------------------------------------------------------
   Total from Investment
    Operations          (11.900)       23.644        25.606        22.806         13.28
                        ----------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income      (1.400)       (1.514)       (1.416)       (1.391)        (1.36)
 Distributions from
  Realized Capital Gains     --         (.960)        (.900)        (.715)         (.99)
                        ----------------------------------------------------------------
   Total Distributions   (1.400)       (2.474)       (2.316)       (2.106)        (2.35)
----------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                $120.72       $134.02       $112.85        $89.56        $68.86
========================================================================================
TOTAL RETURN             -8.95%        21.17%        28.79%        33.36%        23.06%
========================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)       $26,406       $28,918       $22,338       $15,384       $11,426
 Ratio of Total
  Expenses to Average
  Net Assets              0.06%         0.06%         0.06%         0.06%         0.06%
 Ratio of Net
  Investment Income to
  Average Net Assets      1.10%         1.25%         1.46%         1.77%         2.18%
 Turnover Rate*             11%           14%           11%            7%            9%
========================================================================================

*Turnover rates excluding in-kind redemptions were 7%, 3%, 7%, 6%, and 9%, respectively.

39

-------------------------------------------------------------------------------------
                                          VANGUARD INSTITUTIONAL INDEX FUND
                                              INSTITUTIONAL PLUS SHARES
                                               YEAR ENDED DECEMBER 31,
                                  ---------------------------------------------------
                                     2000          1999          1998          1997*
-------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD              $134.02       $112.85       $ 89.56         $84.91
-------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income              1.449         1.542         1.464           .681
 Net Realized and
  Unrealized Gain (Loss) on
  Investments                     (13.302)       22.143        24.177          5.455
                                  ---------------------------------------------------
   Total from Investment
    Operations                    (11.853)       23.685        25.641          6.136
                                  ---------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                (1.447)       (1.555)       (1.451)         (.866)
 Distributions from
  Realized Capital Gains               --         (.960)        (.900)         (.620)
                                  ---------------------------------------------------
   Total Distributions             (1.447)       (2.515)       (2.351)        (1.486)
-------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                        $120.72       $134.02       $112.85         $89.56
=====================================================================================
TOTAL RETURN                       -8.92%        21.21%        28.83%          7.29%
=====================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)               $10,765        $6,861        $4,951         $3,488
 Ratio of Total
  Expenses to Average
  Net Assets                       0.025%        0.025%        0.025%       0.025%**
 Ratio of Net
  Investment Income to
  Average Net Assets                1.14%         1.29%         1.49%        1.72%**
 Turnover Rate+                       11%           14%           11%             7%
=====================================================================================

 *July 7 (inception) through December 31, 1997.
**Annualized.
 +Turnover rates excluding in-kind redemptions were 7%, 3%, 7%, and 6%, respectively.

----------------------------------------------------------------------------------
                                      VANGUARD TOTAL STOCK MARKET INDEX FUND
                                               INSTITUTIONAL SHARES
                                              YEAR ENDED DECEMBER 31,
                                  ------------------------------------------------
                                     2000         1999         1998         1997*
----------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD               $33.22       $27.42       $22.64        $21.27
----------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income               .371         .344         .359          .172
 Net Realized and
  Unrealized Gain (Loss) on
  Investments                      (3.815)       6.133        4.898         1.642
                                  ------------------------------------------------
   Total from Investment
    Operations                     (3.444)       6.477        5.257         1.814
                                  ------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                 (.366)       (.357)       (.352)        (.214)
 Distributions from
  Realized Capital Gains            (.140)       (.320)       (.125)        (.230)
                                  ------------------------------------------------
   Total Distributions              (.506)       (.677)       (.477)        (.444)
----------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                         $29.27       $33.22       $27.42        $22.64
==================================================================================
TOTAL RETURN                      -10.46%       23.93%       23.37%         8.60%
==================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                $4,272       $4,006       $2,445        $1,504
 Ratio of Total
  Expenses to Average
  Net Assets                        0.10%        0.10%        0.10%       0.10%**
 Ratio of Net
  Investment Income to
  Average Net Assets                1.14%        1.26%        1.53%       1.70%**
 Turnover Rate                         7%           3%           3%            2%
==================================================================================

 *July 7 (inception) through December 31, 1997.
**Annualized.

--------------------------------------------------------------------------------
                                       VANGUARD EXTENDED MARKET INDEX FUND
                                               INSTITUTIONAL SHARES
                                             YEAR ENDED DECEMBER 31,
                                  ----------------------------------------------
                                     2000         1999         1998       1997*
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD               $37.09       $30.63       $30.76      $29.28
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income               .313         .363         .427        .200
 Net Realized and
  Unrealized Gain (Loss) on
  Investments                      (6.041)      10.101        2.025       3.191
                                  ----------------------------------------------
   Total from Investment
    Operations                     (5.728)      10.464        2.452       3.391
                                  ----------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                 (.312)       (.364)       (.412)      (.371)
 Distributions from
  Realized Capital Gains           (4.430)      (3.640)      (2.170)     (1.540)
                                  ----------------------------------------------
   Total Distributions             (4.742)      (4.004)      (2.582)     (1.911)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                         $26.62       $37.09       $30.63      $30.76
================================================================================
TOTAL RETURN**                    -15.41%       36.45%        8.45%      11.82%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                  $954         $870         $456        $415
 Ratio of Total
  Expenses to Average
  Net Assets                        0.10%        0.10%        0.10%      0.10%+
 Ratio of Net
  Investment Income to
  Average Net Assets                0.96%        1.18%        1.34%      1.43%+
 Turnover Rate                        33%          26%          27%         15%
--------------------------------------------------------------------------------
 *July 7 (inception) through December 31, 1997.
**Total return figures do not reflect the transaction fee on purchases imposed prior to April 1, 2000.
 +Annualized.


-----------------------------------------------------------------------------
                                              VANGUARD MID-CAP INDEX FUND
                                                  INSTITUTIONAL SHARES
                                                 YEAR ENDED DECEMBER 31,
                                            ---------------------------------
                                              2000         1999        1998*
-----------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                        $11.30       $10.79       $10.03
-----------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                        .081         .083         .055
 Net Realized and
  Unrealized Gain (Loss) on
  Investments                                1.918        1.448         .814
                                            ---------------------------------
   Total from Investment
    Operations                               1.999        1.531         .869
                                            ---------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                          (.089)       (.086)       (.059)
 Distributions from
  Realized Capital Gains                     (.980)       (.935)       (.050)
                                            ---------------------------------
   Total Distributions                      (1.069)      (1.021)       (.109)
-----------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                                  $12.23       $11.30       $10.79
=============================================================================
TOTAL RETURN**                              18.39%       15.41%        8.61%
=============================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                           $307         $143          $39
 Ratio of Total
  Expenses to Average
  Net Assets                                 0.12%        0.12%       0.12%+
 Ratio of Net
  Investment Income to
  Average Net Assets                         1.03%        1.11%       1.30%+
 Turnover Rate                                 51%          38%          44%
=============================================================================
 *Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement began May 21, 1998.
**Total return figures do not reflect the transaction fee on purchases imposed prior to March 1, 1999.
 +Annualized.

41

--------------------------------------------------------------------------------
                                          VANGUARD SMALL-CAP INDEX FUND
                                              INSTITUTIONAL SHARES
                                             YEAR ENDED DECEMBER 31,
                                  ----------------------------------------------
                                    2000         1999         1998        1997*
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD              $23.61       $21.20       $23.75       $22.56
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income              .292         .295         .336         .158
 Net Realized and
  Unrealized Gain (Loss) on
  Investments                     (1.145)       4.491       (1.007)       2.370
                                  ----------------------------------------------
   Total from Investment
    Operations                     (.853)       4.786        (.671)       2.528
                                  ----------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                (.292)       (.296)       (.329)       (.288)
 Distributions from
  Realized Capital Gains          (3.025)      (2.080)      (1.550)      (1.050)
                                  ----------------------------------------------
   Total Distributions            (3.317)      (2.376)      (1.879)      (1.338)
--------------------------------------------------------------------------------

NET ASSET VALUE, END
 OF PERIOD                        $19.44       $23.61       $21.20       $23.75
================================================================================
TOTAL RETURN**                    -2.56%       23.33%       -2.50%       11.42%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                 $490         $415         $264         $137
 Ratio of Total
  Expenses to Average
  Net Assets                       0.13%        0.12%        0.12%       0.12%+
 Ratio of Net
  Investment Income to
  Average Net Assets               1.32%        1.37%        1.53%       1.52%+
 Turnover Rate                       49%          42%          35%          29%
================================================================================
 *July 7 (inception) through December 31, 1997.
**Total return figures do not reflect the transaction fee on purchases imposed prior to April 1, 2000.
 +Annualized.

------------------------------------------------------------------------------
                                                VANGUARD VALUE INDEX FUND
                                                  INSTITUTIONAL SHARES
                                                 YEAR ENDED DECEMBER 31,
                                            ----------------------------------
                                              2000         1999         1998*
------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                        $22.89       $22.51        $23.22
------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                        .377         .377          .196
 Net Realized and
  Unrealized Gain (Loss) on
  Investments                                 .963        2.342         (.060)
                                            ----------------------------------
   Total from Investment
    Operations                               1.340        2.719          .136
                                            ----------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                          (.380)       (.384)        (.236)
 Distributions from
  Realized Capital Gains                     (.980)      (1.955)        (.610)
                                            ----------------------------------
   Total Distributions                      (1.360)      (2.339)        (.846)
------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                                  $22.87       $22.89        $22.51
==============================================================================
TOTAL RETURN                                 6.19%       12.67%         0.69%
==============================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                         $1,082         $460          $186
 Ratio of Total
  Expenses to Average
  Net Assets                                 0.12%        0.12%       0.12%**
 Ratio of Net
  Investment Income to
  Average Net Assets                         1.70%        1.68%       1.90%**
 Turnover Rate                                 37%          41%           33%
==============================================================================
 *July 2 (inception) through December 31, 1998.
**Annualized.

--------------------------------------------------------------------------
                                      VANGUARD SMALL-CAP VALUE INDEX FUND
                                                     INSTITUTIONAL SHARES
                                                               YEAR ENDED
                                                             DECEMBER 31,
                                                      --------------------
                                                        2000        1999*
--------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                                   $8.45        $8.74
--------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                  .097         .009
 Net Realized and
  Unrealized Gain (Loss) on
  Investments                                          1.698         .226
                                                      --------------------
   Total from Investment
    Operations                                         1.795         .235
                                                      --------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                                    (.095)       (.070)
 Distributions from
  Realized Capital Gains                               (.500)       (.455)
                                                      --------------------
   Total Distributions                                 (.595)       (.525)
--------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                                             $9.65        $8.45
==========================================================================
TOTAL RETURN**                                        22.04%        2.83%
==========================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                                      $86          $10
 Ratio of Total
  Expenses to Average
  Net Assets                                           0.13%       0.13%+
 Ratio of Net
  Investment Income to
  Average Net Assets                                   1.36%       1.37%+
 Turnover Rate                                           82%          80%
==========================================================================
 *December 7 (inception) through December 31, 1999.
**Total return figures do not reflect the 0.5% transaction fee imposed on purchases.
 +Annualized.

-------------------------------------------------------------------------------
                                                VANGUARD GROWTH INDEX FUND
                                                   INSTITUTIONAL SHARES
                                                 YEAR ENDED DECEMBER 31,
                                            -----------------------------------
                                               2000         1999         1998*
-------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                         $39.44       $31.67        $26.49
-------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                         .156         .249          .167
 Net Realized and
  Unrealized Gain (Loss) on
  Investments                                (8.861)       8.821         5.315
                                            -----------------------------------
   Total from Investment
    Operations                               (8.705)       9.070         5.482
                                            -----------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                           (.165)       (.260)        (.187)
 Distributions from
  Realized Capital Gains                         --       (1.040)        (.115)
                                            -----------------------------------
   Total Distributions                        (.165)      (1.300)        (.302)
-------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                                   $30.57       $39.44        $31.67
===============================================================================
TOTAL RETURN                                -22.14%       28.91%        20.79%
===============================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                            $948         $452          $224
 Ratio of Total
  Expenses to Average
  Net Assets                                  0.12%        0.12%       0.12%**
 Ratio of Net
  Investment Income to
  Average Net Assets                          0.44%        0.74%       0.97%**
 Turnover Rate                                  33%          33%           29%
-------------------------------------------------------------------------------
 *May 14 (inception) through December 31, 1998.
**Annualized.

43

-------------------------------------------------------------------------
                                    VANGUARD SMALL-CAP GROWTH INDEX FUND
                                                    INSTITUTIONAL SHARES
                                                              YEAR ENDED
                                                            DECEMBER 31,
                                                           -------------
                                                                   2000*
-------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                                              $11.03
-------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                              .009
 Net Realized and
  Unrealized Gain (Loss) on
  Investments                                                       .513
                                                                 --------
   Total from Investment
    Operations                                                      .522
                                                                 --------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                                                (.012)
 Distributions from
  Realized Capital Gains                                           (.570)
                                                                 --------
   Total Distributions                                             (.582)
-------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                                                        $10.97
=========================================================================
TOTAL RETURN**                                                     4.90%
=========================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                                                  $73
 Ratio of Total
  Expenses to Average
  Net Assets                                                      0.13%+
 Ratio of Net
  Investment Income to
  Average Net Assets                                              0.11%+
 Turnover Rate                                                      136%
=========================================================================
 *May 24 (inception) through December 31, 2000.
**Total return figures do not reflect the 0.5% transaction fee imposed on purchases.
 +Annualized.

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.

                                  BUYING SHARES
                                REDEEMING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------

BUYING SHARES

ACCOUNT MINIMUMS
TO OPEN AND MAINTAIN AN ACCOUNT: $10 million ($200 million for Institutional Plus Shares).
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire. Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

HOW TO BUY SHARES
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--Fund number. For Fund numbers and addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard fund. All open Vanguard funds permit exchange purchases requested in writing. MOST VANGUARD FUNDS--OTHER THAN THE STOCK AND BALANCED INDEX-ORIENTED FUNDS--ALSO ACCEPT EXCHANGE PURCHASES REQUESTED ONLINE OR BY TELEPHONE. See Other Rules You Should Know for specifics.
BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.

45

PURCHASE TRANSACTION FEES
Each Fund reserves the right to deduct transaction fees from all share purchases, including shares purchased by exchange from other Vanguard funds. These fees, which do not apply to shares purchased through reinvested dividends and capital gains, currently are assessed as follows:
 Institutional  Index Fund--None
 Total Stock Market Index Fund--None
 Extended Market Index Fund--None
 Mid-Cap Index Fund--None
 Small-Cap Index Fund--None
 Value Index Fund--None
 Small-Cap Value Index Fund--0.50%
 Growth Index Fund--None
 Small-Cap Growth Index Fund--0.50%

YOUR PURCHASE PRICE
You buy shares at a fund's next-determined NAV after Vanguard receives your purchase request. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), you will buy your shares at that day's NAV. This is known as your TRADE DATE.

PURCHASE RULES YOU SHOULD KNOW
^THIRD PARTY CHECKS. To protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.
^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund.

REDEEMING SHARES

HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at Vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.

BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS: Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
^EXCHANGE REDEMPTIONS: You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. All open Vanguard funds accept exchange redemptions requested in writing. Most Vanguard funds--other than the stock and balanced index-oriented funds--also accept exchange redemptions requested online or by telephone. See Other Rules You Should Know for specifics.
^WIRE REDEMPTIONS: When redeeming from a money market fund, bond fund, or Vanguard Preferred Stock Fund, you may instruct Vanguard to wire your redemption proceeds to a previously designated bank account. Wire redemptions are not available for Vanguard's other funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. Also, wire redemptions must be requested in writing or by telephone, not online. For these funds, a $5 fee applies to wire redemptions under $5,000.
Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.
Bond Funds and Preferred Stock Fund: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.

47

^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).
^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

OTHER RULES YOU SHOULD KNOW

TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.
^TELE-ACCOUNT(TM). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.

^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
 - Ten-digit account number.
 - Complete owner name and address.
 - Primary Social Security or employer identification number.
 - Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
^SOME  VANGUARD  FUNDS  DO  NOT  PERMIT  TELEPHONE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund generally do not permit telephone exchanges (in or out), except for IRAs and certain other retirement accounts.

VANGUARD.COM
^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
^SOME   VANGUARD   FUNDS  DO  NOT  PERMIT   ONLINE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund do not permit online exchanges (in or out), except for IRAs and certain other retirement accounts.

WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
 - The fund name and account number.
 - The amount of the transaction (in dollars or shares).
 - Signatures of all owners exactly as registered on the account.
 - Signature guarantees, if required for the type of transaction.*
*For instance, signature guarantees must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

49

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH A NON-MONEY-MARKET FUND during any 12-month period.
- Your round trips through a non-money-market fund must be at least 30 days apart.
-    All funds may refuse share purchases at any time, for any reason.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange, at any time, for any reason.
A "round trip" is a redemption from a fund followed by a purchase back into the same fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the fund.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

LOW-BALANCE ACCOUNTS
Each Fund (except Vanguard Institutional Index Fund) reserves the right to convert an investor's Institutional Shares into Investor Shares or Admiral Shares of the Fund if the investor's account balance falls below the minimum initial investment.
     Vanguard Institutional Index Fund reserves the right to convert an investor's Institutional Plus Shares into Institutional Shares of the Fund if the investor's account balance falls below the minimum initial investment. In addition, the Fund reserves the right to redeem an investor's Institutional Shares if the investor's account balance falls below the minimum initial investment for that share class.
     Any such conversion or redemption will be preceded by written notice to the investor. No transaction fee will be imposed on share class conversions.

                                                                              50
FUND AND ACCOUNT UPDATES

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

AVERAGE COST REVIEW STATEMENTS
For most taxable accounts, average cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single category method.

CONFIRMATION STATEMENTS
Each time you buy, sell, or exchange shares, we will send you a statement confirming the trade date and amount of your transaction.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

REPORTS
Fund financial reports about Vanguard U.S. Stock Index Funds and Vanguard Institutional Index Fund will be mailed twice a year--in February and August. These comprehensive reports include an assessment of each Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, and each Fund's financial statements, which include a listing of the Fund's holdings.
     To keep the Funds' costs as low as possible (so that you and other shareholders can keep more of the Funds' investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.

51

CONTACTING VANGUARD

ONLINE
VANGUARD.COM
- Your best source of Vanguard news
- For fund, account, and service information
- For most account  transactions
- For literature requests n 24 hours per day, 7 days per week

VANGUARD  TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)
- For automated fund and account information
- For redemptions by check, exchange, or wire
- Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
- For fund and service information
- For literature requests
- Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
- For account information
- For most account transactions
- Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
- For information and services for large institutional investors
- Business hours only

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS--CURRENT CLIENTS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGULAR MAIL (GENERAL INQUIRIES):
The Vanguard Group
P.O. Box 2600
Valley Forge, PA 19482-2600

REGISTERED OR EXPRESS MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBERS
Always use these fund numbers when contacting us about Vanguard Institutional Index Fund and Vanguard U.S. Stock Index Funds Institutional Shares:
 Institutional Index Fund Institutional Shares--94
 Institutional Index Fund Institutional Plus Shares--854
 Total Stock Market Index Fund Institutional Shares--855
 Extended Market Index Fund Institutional Shares--856
 Mid-Cap Index Fund Institutional Shares--864
 Small-Cap Index Fund Institutional Shares--857
 Value Index Fund Institutional Shares--867
 Small-Cap Value Index Fund Institutional Shares--865
 Growth Index Fund Institutional Shares--868
 Small-Cap Growth Index Fund Institutional Shares--866



Standard & Poor's 500(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500," "S&P MidCap 400," "S&P SmallCap 600," "S&P SmallCap 600/BARRA Value," "S&P SmallCap 600/BARRA Growth," "S&P 500/ BARRA Value," and "S&P 500/BARRA Growth" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Vanguard Institutional Index Fund, Vanguard U.S. Stock Index Funds, and The Vanguard Group. These mutual funds are not sponsored, endorsed, sold, or promoted by S&P 500, and S&P 500 makes no representation regarding the advisability of investing in the Funds. "Wilshire 4500" and "Wilshire 5000" are registered trademarks of Wilshire Associates. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell Indexes. Note:
McGraw-Hill has sued Vanguard over Vanguard's right to use certain S&P Indexes. See page 33.

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

GROWTH STOCK FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth. Reflecting market expectations for superior growth, these stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VALUE STOCK FUND
A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically pay above-average dividend yields.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Institutional  Division
Post Office Box 2900
Valley Forge,  PA 19482-2900

FOR MORE  INFORMATION
If you'd like more information about
Vanguard  Institutional Index Fund
or Vanguard U.S. Stock Index Funds,
the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Funds' investments is available in
the Funds' annual and semiannual
reports to shareholders. (The
Institutional Index Fund's reports are
separate from those of the U.S.
Stock Index Funds.) In the Funds'
annual report, you will find a
discussion of the market  conditions
and investment  strategies that
significantly affected the Funds'
performance during their last
fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds. (The
SAI for the Institutional Index Fund
is separate from that of the U.S.
Stock Index Funds.)

The  current  annual and  semiannual
reports  and the SAI are
incorporated  by reference into
(and are thus legally a part of)
this prospectus.

All market indexes  referenced in
this prospectus are the exclusive
property of their  respective  owners.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other
Vanguard funds, please contact us
as follows:

If you are an Individual Investor:
THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

If you are a Client of Vanguard's
Institutional Division:
THE VANGUARD GROUP
INSTITUTIONAL INVESTOR
INFORMATION DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-888-809-8102

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current  Fund  shareholder
and would like  information  about your
account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

IINFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Funds
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Funds are
also available on the SEC's Internet
site at http:\\www.sec.gov, or you
can receive copies of this
information, for a fee, by electronic
request at the following e-mail
address: publicinfo@sec.gov, or by
writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.

Vanguard Institutional Index Fund's
Investment Company Act file
number: 811-6093

Vanguard U.S. Stock Index Funds'
Investment Company Act file
number: 811-2652


(C) 2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I854 042001

                                     PART B

                      VANGUARD(R) INSTITUTIONAL INDEX FUND
                                   (THE FUND)

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 30, 2001

This Statement is not a prospectus but should be read in conjunction with the Fund's Prospectus dated April 30, 2001, as may be amended from time to time. To obtain, without charge, the Prospectus or the most recent Annual Report to Shareholders, which contains the Fund's financial statements as hereby incorporated by reference, please call:

                   INSTITUTIONAL INVESTOR SERVICES DEPARTMENT
                                 1-800-523-8066

                                TABLE OF CONTENTS

DESCRIPTION OF THE FUND..........................................B-1
INVESTMENT POLICIES..............................................B-3
FUNDAMENTAL INVESTMENT LIMITATIONS...............................B-7
PURCHASE OF SHARES...............................................B-8
REDEMPTION OF SHARES.............................................B-9
SHARE PRICE......................................................B-9
MANAGEMENT OF THE FUND...........................................B-10
PORTFOLIO TRANSACTIONS...........................................B-12
YIELD AND TOTAL RETURN...........................................B-12
FINANCIAL STATEMENTS.............................................B-14
COMPARATIVE INDEXES..............................................B-14

                             DESCRIPTION OF THE FUND

ORGANIZATION

The Fund was organized as a Pennsylvania business trust in 1990, and was reorganized as a Delaware business trust in July, 1998. The Fund is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, diversified management investment company. It currently offers the following fund and classes of shares:

                      VANGUARD INSTITUTIONAL INDEX FUND--
               INSTITUTIONAL SHARES AND INSTITUTIONAL PLUS SHARES

     The Fund has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that the Fund may issue for a single fund or class of shares.

SERVICE PROVIDERS

     CUSTODIAN.   First  Union  National  Bank,   PA4943,   530  Walnut  Street,
Philadelphia, PA 19106, serves as the Fund's custodian. The custodian is responsible for maintaining the Fund's assets and keeping all necessary accounts and records of Fund assets.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, serves as the Fund's independent accountants. The accountants audit the Fund's financial statements and provide other related services.

     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Fund's  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355.

CHARACTERISTICS OF THE FUND'S SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Fund's shares, other than the possible future termination of the Fund. The Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets. Unless terminated by reorganization or liquidation, the Fund will continue indefinitely.

     SHAREHOLDER LIABILITY. The Fund is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of the Fund are entitled to receive any dividends or other distributions declared by the Fund. No shares have priority or preference over any other shares with respect to distributions. Distributions will be made from the assets of the Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of the Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes based upon differences in the way that expenses are allocated between share classes pursuant to the Fund's multiple class plan.

     VOTING RIGHTS. The Fund's shareholders are entitled to vote on a matter if:
(i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or series; or (iii) the trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of the Fund's net assets, and to change any fundamental policy of the Fund. Shareholders of the Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the class affected by a particular matter are entitled to vote on that matter. Voting rights are noncumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event of liquidation, shareholders will be entitled to receive a pro rata share of the Fund's net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund's net assets that are attributable to that class.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of the Fund.

     CONVERSION RIGHTS. Shareholders of the Fund may convert their shares into another class of shares of the same fund upon the satisfaction of any then applicable eligibility requirements.

     REDEMPTION  PROVISIONS.  The Fund's redemption  provisions are described in
its  current   prospectus   and  elsewhere  in  this   Statement  of  Additional
Information.

     SINKING FUND PROVISIONS. The Fund has no sinking fund provisions.

     CALLS OR ASSESSMENT. The Fund's shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUND

The Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that the Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, the Fund must comply with certain requirements. If the Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                               INVESTMENT POLICIES

The following policies supplement the Fund's investment policies set forth in its Prospectus.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements with commercial banks, brokers, or dealers either for defensive purposes due to market conditions or to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker, or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund's custodial bank until repurchased. In addition, the board of trustees will monitor the Fund's repurchase agreement transactions generally and will establish guidelines and standards for review of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement.

     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the adviser acknowledges these risks, it is expected that they will be controlled through careful monitoring procedures.

LENDING OF SECURITIES

The Fund may lend its portfolio securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its portfolio securities, the Fund can increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms, the structure, and the aggregate amount of such loans must be consistent with the 1940 Act, and the rules or interpretations of the Commission thereunder. These provisions limit the amount of securities the Fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest-bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer, or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the board of trustees.

     At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the loaned securities, but if a material event occurs that affects the securities on loan, the Fund must call the loan and vote the securities.

VANGUARD INTERFUND LENDING PROGRAM

The Commission has issued an exemptive order permitting the Fund and other Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.

ILLIQUID SECURITIES

The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that the Fund may not be able to sell or dispose of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

FUTURES CONTRACTS

The Fund may enter into futures contracts, options, and options on futures contracts for the purpose of simulating full investment and reducing transactions costs. The Fund does not use futures or options for speculative purposes. The Fund will only use futures and options to simulate full investment in the underlying index while retaining a cash balance for fund management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government Agency. Assets committed to futures contracts will be segregated to the extent required by law.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (buying a contract that has previously been sold, or selling a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements that are higher than the exchange minimums. Futures contracts are customarily purchased and sold on deposits which may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities either held for investment purposes or expected to be acquired by them. Speculators are less inclined to own, or intend to purchase, the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Fund intends to use futures contracts only for bona fide hedging purposes.

     Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Fund's portfolio. The Fund will only sell futures contracts to protect the Fund against declines in the prices of the securities underlying the futures contracts or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Fund expects that the majority of its futures contract purchases will be "completed"; that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. The Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, the Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.

     RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an Exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions could also have an adverse impact on the ability to effectively hedge. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures that are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Fund also bears the risk that the adviser will incorrectly predict future stock market trends. However, because the futures strategy of the Fund is engaged in only for hedging purposes, the Fund's officers do not believe that the Fund is subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

     Utilization of futures transactions by the Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

     FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. The Fund is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. The Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

     In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to the Fund's business of investing in securities or currencies. It is anticipated that any net gain on futures contracts will be considered qualifying income for purposes of the 90% requirement.

     The Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.

FOREIGN INVESTMENTS

The Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all of the stocks that comprise the index it tracks. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies.

     CURRENCY RISK. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Fund will be affected favorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit it to enter into forward foreign currency exchange contracts in order to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

     COUNTRY RISK. As foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

     Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, commissions on many foreign stock exchanges are generally higher than commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Fund's foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling U.S. securities of equal value.

     Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from foreign companies held by the Fund. However, these foreign withholding taxes are not expected to have a significant impact on the Fund, since the Fund seeks long-term capital appreciation and any income should be considered incidental.

     FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not market to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by the Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts the Fund may make or enter into will be subject to the special currency rules described above.

                       FUNDAMENTAL INVESTMENT LIMITATIONS

The Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means the lesser of: (i) 67% or more of the shares voted, so long as more than 50% of a Fund's outstanding shares are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares.

     BORROWING. The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. The Fund may not make any additional investments if its outstanding borrowings exceed 5% of net assets.

     COMMODITIES. The Fund may not invest in commodities, except that it may invest in stock index futures contracts, stock options and options on stock index futures contracts. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any time.

     DIVERSIFICATION. With respect to 75% of its total assets, the Fund may not:
(i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

     ILLIQUID SECURITIES. The Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. From time to time, the Fund's board of trustees may determine that certain restricted securities known as Rule 144A securities are liquid and not subject to the 15% limitation.

     INDUSTRY CONCENTRATION. The Fund may not invest more than 25% of its total assets in any one industry.

     INVESTING FOR CONTROL. The Fund may not invest in a company for purposes of controlling its management.

     INVESTMENT COMPANIES. The Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares a Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

     LOANS. The Fund may not lend money to any person except by purchasing fixed
income  securities  that  are  publicly   distributed,   lending  its  portfolio
securities, or through Vanguard's interfund lending program.

     MARGIN. The Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

     OIL, GAS, MINERALS. The Fund may not invest in interests in oil, gas or other mineral exploration or development programs.

     PLEDGING ASSETS. The Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.

     PUTS/CALLS. The Fund may not purchase or sell put, call, straddle or spread options, except as provided above under "Commodities."

     REAL ESTATE. The Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate.

     SENIOR SECURITIES. The Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. The Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

     The above-mentioned investment limitations are considered at the time investment securities are purchased.

                               PURCHASE OF SHARES

The Fund reserves the right in its sole discretion (i) to suspend the offerings of its shares, (ii) to reject purchase or exchange orders when in the judgment of management such rejection is in the best interest of the Fund, (iii) to impose a transaction fee on a purchase of the Fund's shares if the purchase, in the opinion of Vanguard, would disrupt the efficient management of the Fund, and
(iv) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

     EXCHANGE OF SECURITIES FOR SHARES OF THE FUND. In certain circumstances, shares of the Fund may be purchased "in-kind," i.e., in exchange for securities, rather than for cash. The securities tendered as part of an in-kind purchase must be included in the Index tracked by the Fund and each position must have a market value of $10,000 or more. Securities accepted by the Fund will be valued as set forth in the Fund's prospectus as of the time of the next determination of net asset value after such acceptance. Shares of the Fund are issued at net asset value determined as of the same time. All dividends, subscription, or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. A gain or loss for Federal income tax purposes would be realized by the investor upon the exchange depending upon the cost of the securities tendered.

     The Fund will not accept securities in exchange for its shares unless: (1) such securities are, at the time of the exchange, eligible to be held by the Fund; (2) the transaction will not cause the Fund's weightings to become imbalanced with respect to the weightings of the stocks included in the Index;
(3) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; (4) such securities are traded in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made; (5) the quoted sales price used as a basis of valuation is representative (e.g., one that does not involve a trade of substantial size that artificially influences the price of the security); and (6) the value of any such security being exchanged will not exceed 5% of the Fund's net assets immediately prior to the transaction.

     Investors interested in purchasing Fund shares in-kind should contact Vanguard.

                              REDEMPTION OF SHARES

The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

     The Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.

     No charge is made by the Fund for redemptions. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.

                                   SHARE PRICE

The Fund's share price, or "net asset value" per share, is calculated by dividing the net assets of the Fund attributed to each share class, by the total number of shares outstanding for each share class. The net asset value is determined as of the regular close of the New York Stock Exchange (generally 4 p.m. Eastern time) on each day the Exchange is open for trading.

     Portfolio securities for which market quotations are readily available (includes those securities listed on national securities exchanges, as well as those quoted on the NASDAQ Stock Market) will be valued at the last quoted sales price or the official closing price on the day the valuation is made. Such securities which are not traded on the valuation date are valued at the mean of the bid and ask prices. Price information on exchange-listed securities is taken from the exchange where the security is primarily traded. Any foreign securities are valued at the latest quoted sales price available before the time when assets are valued. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     Short-term instruments (those with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.

     Bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.

     Foreign securities are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time a Fund is valued. Prices are obtained from the broadest and most representative market on which the securities trade. If events which materially affect the value of a Fund's investments occur after the close of the securities markets on which such securities are primarily traded, those investments may be valued by such methods as the board of trustees deems in good faith to reflect fair value.

     In determining a Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using the officially quoted daily exchange rates used by Morgan Stanley Capital International in calculating various benchmarking indexes. This officially quoted exchange rate may be determined prior to or after the close of a particular securities market. If such quotations are not available or do not reflect market conditions at the time the Fund is valued, the rate of exchange will be determined in accordance with policies established in good faith by the board of trustees.

     Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the board of trustees deems in good faith to reflect fair value.

     The share price for the Fund can be found daily in the mutual fund listings of most major newspapers under the heading of "Vanguard Index Funds."

                             MANAGEMENT OF THE FUND

OFFICERS AND TRUSTEES

The officers of the Fund manage its day-to-day operations and are responsible to the Fund's board of trustees. The trustees set broad policies for the Fund and choose its officers. The following is a list of the trustees and officers of the Fund and a statement of their present positions and principal occupations during the past five years. As a group, the Fund's trustees and officers own less than 1% of the outstanding shares of the Fund. Each trustee (except Mr. MacLaury) serves as a director of The Vanguard Group, Inc., and as a trustee of each of the 109 funds administered by Vanguard (107 in the case of Mr. Malkiel and 99 in the case of Mr. MacLaury). The mailing address of the trustees and officers of the Fund is Post Office Box 876, Valley Forge, PA 19482.

JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer, and
Trustee*
Chairman, Chief Executive Officer and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.

CHARLES D. ELLIS, (DOB: 10/23/1937) Trustee
Retired Managing Partner of Greenwich Associates (International Business Strategy Consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee
Vice President, Chief Information Officer, and member of the Executive Committee of Johnson & Johnson (Pharmaceuticals/Consumer Products), Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee
President Emeritus of The Brookings Institution (Independent Non-Partisan Research Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.

BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Argentaria, Gestion, BKF Capital (Investment Management), The Jeffrey Co. (Holding Company), NeuVis, Inc. (Software Company), and Select Sector SPDR Trust (Exchange-Traded Mutual Fund).

ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee
Chairman, President, Chief Executive Officer, and Director of NACCO Industries (Machinery/Coal/Appliances), and Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals).

JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee
Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee
Retired Chairman and CEO of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engines), The Mead Corp. (Paper Products), and AmeriSource Health Corp. (Pharmaceutical Distribution); and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, (DOB: 12/7/1938) Secretary*
Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer*
Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.
---------
*Officers of the Fund are "interested persons" as defined in the 1940 Act.

TRUSTEE COMPENSATION

The same individuals serve as trustees of all Vanguard Trusts (with two exceptions, which are noted in the table below), and each Trust pays a proportionate share of trustees' compensation. The Trusts employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the Trusts.

     INDEPENDENT    TRUSTEES.    The   Trusts   compensate   their   independent
trustees--that is, the ones who are not also officers of the Trust--in three ways:

- The independent trustees receive an annual fee for their service to the Trusts, which is subject to reduction based on absences from scheduled board meetings.

- The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.

- Upon retirement, the independent trustees receive an aggregate annual fee of $1,000 for each year served on the board, up to fifteen years of service. This annual fee is paid for ten years following retirement, or until each trustee's death.

     "INTERESTED" TRUSTEE. Mr. Brennan serves as a trustee, but is not paid in this capacity. He is however, paid in his role as officer of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Fund for each trustee. In addition, the table shows the total amount of benefits that we expect each trustee to receive from all Vanguard Trusts upon retirement, and the total amount of compensation paid to each trustee by all Vanguard Trusts. All information shown is for the fiscal year ended December 31, 2000.

                       VANGUARD INSTITUTIONAL INDEX FUND
                               COMPENSATION TABLE

                                                          TOTAL
                                                       COMPENSATION
                                       ESTIMATED         PAID TO
                                         ANNUAL        TRUSTEES FOR
                                      BENEFITS UPON   SERVICES TO ALL
NAMES OF TRUSTEES                       RETIREMENT    VANGUARD FUNDS(1)
-----------------------------------------------------------------------
John J. Brennan. . . . . . . . . . .        None            None
Charles D. Ellis(2). . . . . . . . .         N/A             N/A
JoAnn Heffernan Heisen . . . . . . .     $15,000        $100,000
Bruce K. MacLaury. . . . . . . . . .      12,000          95,000
Burton G. Malkiel. . . . . . . . . .      15,000         100,000
Alfred M. Rankin, Jr.. . . . . . . .      15,000          98,000
John C. Sawhill(3) . . . . . . . . .         N/A          44,483
James O. Welch, Jr.. . . . . . . . .      15,000          98,000
J. Lawrence Wilson . . . . . . . . .      15,000         100,000
---------
(1) The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 109 Vanguard funds (107 in the case of Mr. Malkiel; 99 in the case of Mr. MacLaury) for the 2000 calendar year.

(2)  Mr. Ellis joined the Fund's board effective January 1, 2001.

(3)  Mr. Sawhill died in May, 2000.

THE VANGUARD GROUP

The Fund currently employs The Vanguard Group, Inc. (Vanguard) to provide management, administrative, and investment advisory services. Vanguard also provides virtually all of the corporate management, administrative, and distribution services for The Vanguard Group of Investment Companies, a family of more than 100 funds. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard funds.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the Fund and also furnishes the Fund with the necessary office space, furnishings and equipment.

     The Trust receives all management and administrative services from Vanguard pursuant to a Service and Advisory Agreement. For the fiscal years ended December 31, 1998, 1999, and 2000, the Fund paid approximately $12,055,000, $16,858,000, and $19,388,000, respectively, to Vanguard for services rendered under the Agreement.

     Vanguard has adopted a Code of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the Fund (access persons) from profiting from that information. The Code permits access persons to invest in securities for their own accounts, including securities that may be held by the Fund, but places substantive and procedural restrictions on their trading activities. For example, the Code requires that access persons of the Fund receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the Fund.

                             PORTFOLIO TRANSACTIONS

In placing portfolio transactions, The Vanguard Group uses its best judgment to choose the broker most capable of providing the brokerage services necessary to the obtain best available price and most favorable execution. The full range and quality of brokerage services available are considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration is given to those brokers which supply statistical information and provide other services in addition to execution services to the Fund.

     Since the Fund does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Fund may place portfolio orders with qualified broker-dealers who recommend the Fund to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider the sale of Fund shares by a broker or dealer in selecting among broker dealers.

     For the fiscal years ended December 31, 1998, 1999, and 2000, the Fund paid $1,356,000, $1,456,000, and $1,528,000, respectively, in brokerage commissions.

                             YIELD AND TOTAL RETURN

The annualized yield for the Institutional Shares of the Fund for the thirty days ended December 31, 2000, was 1.14%. The annualized yield for the Institutional Plus Shares of the Fund for the thirty days ended December 31, 2000, was 1.17%. The average annual total return of the Institutional Shares of the Fund for one-, five-, and ten-year periods ended December 31, 2000, was -8.95%, 18.45%, and 17.49%, respectively. The average annual total return of the Institutional Plus Shares of the Fund for the one-year period ended December 31, 2000, and since inception on July 7, 1997, was -8.92% and 12.89%, respectively.

AVERAGE ANNUAL TOTAL RETURN

Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the Fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)1/N - 1

     Where:

          T   = average annual total return
          P   = a hypothetical initial investment of $1,000
          n   = number of years
          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period


AVERAGE ANNUAL AFTER-TAX TOTAL RETURN QUOTATION

We calculate the Fund's average annual after-tax total return by finding the average annual compounded rate of return over the 1-, 5-, and 10-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas:

After-tax return:

                                P (1 + T)N = ATV

     Where:

           P  = a hypothetical initial payment of $1,000
           T = average annual after-tax total return n = number of years
          ATV = after-tax value at the end of the 1-,5-, or 10-year periods of a hypothetical $1,000 payment made at the beginning of the time period, assuming no liquidation of the investment at the end of the measurement periods

Instructions:

1. Assume all distributions by each Fund are reinvested--less the taxes due on such distributions--at the price on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.

2. Calculate the taxes due on distributions by each Fund by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Assume no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Ignore any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the Fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees.

4.   State the total return quotation to the nearest hundredth of one percent.

CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                C = (ERV/P) - 1

     Where:

          C   = cumulative total return
          P   = a hypothetical initial investment of $1,000
          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

SEC YIELDS

Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                      YIELD = 2[((A - B)/CD + 1)6 - 1]

  Where:

          a   = dividends and interest earned during the period.
          b   = expenses accrued for the period (net of
                reimbursements).
          c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.
          d   = the maximum offering price per share on the last day of
                the period.

                              FINANCIAL STATEMENTS

The Fund's financial statements as of and for the year ended December 31, 2000, appearing in the Vanguard Institutional Index Fund 2000 Annual Report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Fund's Annual Report to Shareholders, which may be obtained without charge.

                               COMPARATIVE INDEXES

Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member funds of The Vanguard Group of Investment Companies.

     Each of the investment company members of The Vanguard Group, and Vanguard Institutional Index Fund, may from time to time use one or more of the following unmanaged indexes for comparative performance purposes.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

STANDARD & POOR'S 500/BARRA VALUE INDEX--consists of the stocks in the Standard and Poor's 500 Composite Stock Price Index (S&P 500) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the S&P 500.

STANDARD & POOR'S 500/BARRA GROWTH INDEX--consists of the stocks in the S&P 500 Index with the highest price-to-book ratios, comprising 50% of the market capitalization of the S&P 500.

STANDARD & POOR'S/MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

WILSHIRE 5000 TOTAL MARKET INDEX--consists of more than 6,600 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 COMPLETION INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the S&P 500 Index.

RUSSELL   2000  STOCK   INDEX--is   composed   of   approximately   2,000  small
capitalization stocks.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia, Asia and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

SALOMON BROTHERS BROAD INVESTMENT-GRADE BOND INDEX--is a market-weighted index that contains approximately 4,700 individually priced investment-grade corporate bonds rated BBB or better, U.S. Treasury/ agency issues and mortgage pass-through securities.

LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury securities with maturities of ten years or greater.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX--consists of over 4,500 U.S. Treasury, agency and investment grade corporate bonds.

LEHMAN BROTHERS CREDIT (BAA) BOND INDEX--all publicly offered fixed-rate, non-convertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than one year and with more than $100 million outstanding. This index includes over 1,500 issues.

BOND BUYER MUNICIPAL BOND INDEX--is a yield index on current coupon high-grade general obligation municipal bonds.

STANDARD & POOR'S PREFERRED INDEX--is a yield index based upon the average yield of four high-grade, non-callable preferred stock issues.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE INDEX--70% S&P 500 Index, 30% NASDAQ Industrial Index.

COMPOSITE INDEX--65% S&P 500 Index and 35% Lehman Brothers Credit A or Better Bond Index.

COMPOSITE INDEX--65% Lehman Brothers Long Credit AA or Better Bond Index and a 35% weighting in a blended equity composite (75% S&P/BARRA Value Index, 12.5% S&P Utilities Index and 12.5% S&P Telephone Index).

LEHMAN  BROTHERS LONG CREDIT AA OR BETTER BOND  INDEX--consists  of all publicly
issued,  fixed  rate,  non-convertible  investment  grade,   dollar-denominated,
SEC-registered corporate debt rated AA or AAA.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated BBB- or better. The Index has a market value of over $5 trillion.

LEHMAN BROTHERS CREDIT A OR BETTER BOND INDEX--consists of all publicly issued, investment-grade corporate bonds rated A or better, of all maturity levels.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CREDIT INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between one and five years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CREDIT INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between five and ten years. The index has a market value of over $800 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CREDIT INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities greater than ten years. The index has a market value of over $1.1 trillion.

                                                                   SAI094 042001